Schedule of expected credit losses for quality assurance commitment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Opening balance		¥ 2,964,116
Ending balance	$ 368,198	2,574,842	¥ 2,964,116
Expected Credit Losses For Quality Assurance [Member]
Opening balance		2,964,116	3,306,132	¥ 3,555,618
Provision for credit losses of quality assurance obligations		3,006,918	4,208,559	4,068,436
Payouts during the year		(7,735,108)	(11,035,006)	(11,440,275)
Recoveries during the year		4,338,916	6,484,431	7,122,353
Ending balance		¥ 2,574,842	¥ 2,964,116	¥ 3,306,132